Shareholders' Equity - Additional Information (Detail) - $ / shares						9 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 24, 2021	Feb. 12, 2021	Jan. 26, 2021	Sep. 30, 2021	Mar. 31, 2021	Mar. 25, 2021	Mar. 22, 2021
Class of Stock [Line Items]
Preferred stock, shares authorized	1,000,000				1,000,000	1,000,000
Preferred stock, par value	$ 0.0001				$ 0.0001	$ 0.0001
Preferred stock, shares issued	0				0	0
Preferred stock, shares outstanding	0				0	0
Temporary equity shares outstanding		40,250,000					35,000,000	35,000,000
Number of days after consummation of business combination within which the securities shall be registered		15 days			15 days
Number of days after which business combination within which securities registration shall be effective		60 days			60 days
Public Warrants [Member]
Class of Stock [Line Items]
Class of warrants or rights redemption price per unit	$ 0.01				$ 0.01	$ 0.01
Minimum notice period to be given to the holders of warrants					30 days	30 days
Private Placement Warrants [Member]
Class of Stock [Line Items]
Class of warrants or rights lock in period	30 days				30 days
Class A Ordinary Shares
Class of Stock [Line Items]
Common stock, shares authorized					200,000,000
Common stock, par value		$ 0.0001			$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares issued					0
Common stock, shares outstanding					0
Class A Ordinary Shares | Public Warrants [Member]
Class of Stock [Line Items]
Share Price	$ 18.00				$ 18.00	$ 18.00
Number of trading days for determining share price					20 days	20 days
Number of consecutive trading days for determining the share price					30 days	30 days
Proceeds from equity used for funding business combination as a percentage of the total					60.00%	60.00%
Number of consecutive trading days for determining volume weighted average price of shares		20 days			20 days
Class A Ordinary Shares | Public Warrants [Member] | Minimum [Member]
Class of Stock [Line Items]
Volume weighted average price of shares		$ 9.20			$ 9.20
Class A Ordinary Shares | Public Warrants [Member] | Adjusted Exercise Price Two
Class of Stock [Line Items]
Adjusted exercise price of warrants as a percentage of newly issued price	115.00%				115.00%	115.00%
Class A Ordinary Shares | Public Warrants [Member] | Adjusted Exercise Price One
Class of Stock [Line Items]
Adjusted exercise price of warrants as a percentage of newly issued price	180.00%				180.00%	180.00%
Class A Ordinary Shares | Common Stock
Class of Stock [Line Items]
Common stock, shares authorized	200,000,000					200,000,000
Common stock, par value	$ 0.0001					$ 0.0001
Common stock, shares issued	0					0
Common stock, shares outstanding	0					0
Temporary equity shares outstanding	40,250,000					40,250,000
Class A Ordinary Shares | Founder shares [Member]
Class of Stock [Line Items]
Percentage of common stock issued and outstanding					20.00%
Class A Ordinary Shares | Founder
Class of Stock [Line Items]
Percentage of common stock issued and outstanding	20.00%					20.00%
Class B Ordinary Shares
Class of Stock [Line Items]
Common stock, shares authorized	20,000,000				20,000,000	20,000,000
Common stock, par value	$ 0.0001	$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued	10,062,500				10,062,500	10,062,500
Common stock, shares outstanding	10,062,500				10,062,500	10,062,500
Percentage holding of common stock eligible for voting of directors	50.00%					50.00%
Percentage votes in terms of stock holding to approve voting rights of shares of another class	90.00%					90.00%
Percentage of common stock issued and outstanding					20.00%
Class B Ordinary Shares | Common Stock
Class of Stock [Line Items]
Common stock, shares authorized	20,000,000					20,000,000
Common stock, par value	$ 0.0001					$ 0.0001
Common stock, shares issued	10,062,500					10,062,500
Common stock, shares outstanding	10,062,500					10,062,500
Class B Ordinary Shares | Founder shares [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Temporary equity shares outstanding				9,487,500					10,062,500
Class B Ordinary Shares | Founder shares [Member] | Over-Allotment Option [Member]
Class of Stock [Line Items]
Common shares subject to forfeiture				1,312,500
Class B Ordinary Shares | Founder shares [Member] | Over-Allotment Option [Member] | Subsequent Event [Member]
Class of Stock [Line Items]
Common shares subject to forfeiture			125,103		1,312,500
Class B Ordinary Shares | Founder
Class of Stock [Line Items]
Common stock, shares outstanding				9,487,500					10,062,500
Percentage of common stock issued and outstanding	20.00%				20.00%	20.00%